As filed with the Securities and Exchange Commission on July 13, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2017 – May 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

CVR DYNAMIC ALLOCATION FUND

Semi-Annual Report
May 31, 2018
(Unaudited)

CVR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2018

Shares	Security Description	Value
Common Stock - 90.7%
Aerospace & Defense - 0.5%
256	Curtiss-Wright Corp.	$32,576
457	Esterline Technologies Corp. (a)	33,338
450	Woodward, Inc.	34,097
		100,011
Auto & Truck - 12.0%
7,018	BorgWarner, Inc.	342,338
15,595	Cooper Tire & Rubber Co.	400,791
22,926	Gentex Corp.	550,912
2,466	Lear Corp.	488,268
11,504	LKQ Corp. (a)	365,482
454	Oshkosh Corp.	33,029
6,522	PACCAR, Inc.	405,864
		2,586,684
Banks - 4.4%
1,514	Associated Banc-Corp.	41,786
696	Chemical Financial Corp.	39,060
630	Commerce Bancshares, Inc.	40,685
370	Cullen/Frost Bankers, Inc.	42,265
2,166	First Horizon National Corp.	40,158
3,134	FNB Corp.	41,525
2,333	Fulton Financial Corp.	40,711
813	Hancock Whitney Corp.	40,853
1,725	Home BancShares, Inc.	39,710
984	International Bancshares Corp.	42,509
782	PacWest Bancorp	41,493
547	Prosperity Bancshares, Inc.	39,619
316	Signature Bank (a)	40,287
1,743	Sterling Bancorp	42,791
1,622	TCF Financial Corp.	42,675
1,256	Trustmark Corp.	40,406
547	UMB Financial Corp.	42,146
1,656	Umpqua Holdings Corp.	38,982
1,148	United Bankshares, Inc.	41,845
3,284	Valley National Bancorp	41,740
1,238	Washington Federal, Inc.	40,173
673	Webster Financial Corp.	43,139
440	Wintrust Financial Corp.	40,528
		945,086
Building - 1.1%
943	AECOM (a)	31,119
436	EMCOR Group, Inc.	33,105
592	Granite Construction, Inc.	33,667
1,930	KBR, Inc.	35,551
1,125	Lennar Corp., Class A	58,208
22	Lennar Corp., Class B	910
193	Watsco, Inc.	35,516
		228,076
Chemicals - 1.3%
427	Ashland Global Holdings, Inc.	33,186
554	Cabot Corp.	33,379
443	Compass Minerals International, Inc.	28,972
446	Minerals Technologies, Inc.	32,558
84	NewMarket Corp.	32,280
1,001	Olin Corp.	32,362
739	PolyOne Corp.	30,979
637	RPM International, Inc.	31,532
1,534	Valvoline, Inc.	31,355
		286,603
Commercial Services - 3.2%
2,619	Convergys Corp.	61,913
477	Deluxe Corp.	31,740
971	Leidos Holdings, Inc.	58,318
336	ManpowerGroup, Inc.	30,240
Shares	Security Description	Value
Commercial Services - 3.2% (continued)
2,613	Sabre Corp.	$64,045
19,354	The Interpublic Group of Cos., Inc.	437,400
		683,656
Communications - 2.1%
17,573	Cars.com, Inc. (a)	451,275
Computers - 4.3%
2,641	ACI Worldwide, Inc. (a)	63,780
18,040	Juniper Networks, Inc.	480,586
1,444	Manhattan Associates, Inc. (a)	62,843
2,242	NCR Corp. (a)	67,484
2,268	NetScout Systems, Inc. (a)	61,236
739	PTC, Inc. (a)	63,731
721	Science Applications International Corp.	63,772
1,502	Teradata Corp. (a)	59,885
		923,317
Construction Materials - 0.3%
303	Carlisle Cos., Inc.	32,539
778	MDU Resources Group, Inc.	21,629
		54,168
Consumer Products - 0.3%
937	Plantronics, Inc.	68,260
Consumer Services - 2.2%
10,143	Adtalem Global Education, Inc. (a)	484,328
Containers - 0.8%
333	AptarGroup, Inc.	30,743
720	Bemis Co., Inc.	30,456
530	Greif, Inc., Class A	30,904
1,556	Owens-Illinois, Inc. (a)	28,942
1,111	Silgan Holdings, Inc.	30,241
602	Sonoco Products Co.	30,780
		182,066
Electronics - 5.7%
810	Arrow Electronics, Inc. (a)	60,037
1,565	Avnet, Inc.	59,658
315	Hubbell, Inc.	33,922
6,145	Itron, Inc. (a)	350,880
17,266	Jabil, Inc.	488,282
1,198	Keysight Technologies, Inc. (a)	70,371
4,884	Knowles Corp. (a)	70,818
455	Regal Beloit Corp.	36,150
3,417	Vishay Intertechnology, Inc.	72,440
		1,242,558
Financials - 0.4%
1,081	Legg Mason, Inc.	40,289
698	Stifel Financial Corp.	41,042
		81,331
Food - 2.4%
13,350	Hormel Foods Corp.	479,131
462	Sensient Technologies Corp.	31,070
		510,201
Hardware - 0.1%
3,377	Pitney Bowes, Inc.	30,055
Hotels - 0.2%
1,307	ILG, Inc.	44,752
Household - 2.6%
972	HNI Corp.	36,071

1,024	Tempur Sealy International, Inc. (a)	47,237
388	The Scotts Miracle-Gro Co.	33,031
1,019	Tupperware Brands Corp.	42,961
2,775	Whirlpool Corp.	401,681
		560,981

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2018

Shares	Security Description	Value
Insurance - 1.8%
69	Alleghany Corp. (a)	$39,369
353	American Financial Group, Inc.	38,788
908	Aspen Insurance Holdings, Ltd.	39,407
1,529	Brown & Brown, Inc.	42,476
741	First American Financial Corp.	38,591
1,900	Old Republic International Corp.	39,862
258	Reinsurance Group of America, Inc.	38,555
295	RenaissanceRe Holdings, Ltd.	36,217
339	The Hanover Insurance Group, Inc.	41,100
521	WR Berkley Corp.	39,841
		394,206
Internet - 1.7%
4,884	Akamai Technologies, Inc. (a)	368,156
Leisure - 0.4%
752	Brunswick Corp.	47,827
1,172	Cinemark Holdings, Inc.	39,579
		87,406
Machinery - 2.5%
6,579	AGCO Corp.	418,424
386	Crane Co.	32,081
658	ITT, Inc.	33,966
866	Kennametal, Inc.	32,241
386	Lincoln Electric Holdings, Inc.	34,586
		551,298
Media - 5.8%
850	AMC Networks, Inc., Class A (a)	48,594
75	Graham Holdings Co., Class B	43,564
1,519	John Wiley & Sons, Inc., Class A	102,988
15,557	Lions Gate Entertainment Corp., Class A	360,456
877	Meredith Corp.	44,157
5,415	Scholastic Corp.	243,621
40,242	TEGNA, Inc.	417,309
		1,260,689
Medical - 7.9%
18,046	Patterson Cos., Inc.	377,522
4,328	Quest Diagnostics, Inc.	461,062
11,972	Varex Imaging Corp. (a)	442,485
3,620	Varian Medical Systems, Inc. (a)	426,690
		1,707,759
Metals - 0.8%
1,468	Commercial Metals Co.	34,704
351	Reliance Steel & Aluminum Co.	32,843
719	The Timken Co.	34,009
227	Valmont Industries, Inc.	33,176
696	Worthington Industries, Inc.	33,373
		168,105
Oil & Gas - 4.0%
2,242	Callon Petroleum Co. (a)	26,545
2,065	CNX Resources Corp. (a)	33,370
251	Core Laboratories NV	31,169
1,716	Diamond Offshore Drilling, Inc. (a)	31,162
471	Energen Corp. (a)	31,953
482	HollyFrontier Corp.	37,201
937	Matador Resources Co. (a)	26,302
20,336	McDermott International, Inc. (a)	441,901
1,025	Murphy Oil Corp.	31,519
733	Murphy USA, Inc. (a)	48,935
788	PBF Energy, Inc.	37,178
2,256	Rowan Cos. PLC, Class A (a)	35,194
457	UGI Corp.	23,065
1,381	World Fuel Services Corp.	28,835
		864,329
Shares	Security Description	Value
Paper & Paper Products - 1.2%
5,189	Domtar Corp.	$249,435
Pollution Control - 2.5%
664	Clean Harbors, Inc. (a)	35,192
10,858	Donaldson Co., Inc.	512,498
		547,690
Real Estate Development & Operations - 0.1%
128	Jones Lang LaSalle, Inc.	20,961
REIT - 2.9%
964	Alexander & Baldwin, Inc. REIT	20,543
562	American Campus Communities, Inc. REIT	22,536
256	Camden Property Trust REIT	22,528
1,085	CoreCivic, Inc. REIT	23,349
799	Corporate Office Properties Trust REIT	22,292
2,464	Cousins Properties, Inc. REIT	23,211
406	CyrusOne, Inc. REIT	22,484
588	Douglas Emmett, Inc. REIT	22,632
659	Education Realty Trust, Inc. REIT	24,080
398	EPR Properties REIT	24,433
796	Healthcare Realty Trust, Inc. REIT	21,683
496	Highwoods Properties, Inc. REIT	23,724
883	Hospitality Properties Trust REIT	25,563
603	JBG SMITH Properties REIT	22,245
308	Kilroy Realty Corp. REIT	23,454
745	LaSalle Hotel Properties REIT	25,554
527	Liberty Property Trust REIT	23,299
249	Life Storage, Inc. REIT	23,037
1,281	Mack-Cali Realty Corp. REIT	25,325
1,727	Medical Properties Trust, Inc. REIT	23,435
571	National Retail Properties, Inc. REIT	23,657
836	Omega Healthcare Investors, Inc. REIT	25,623
588	Rayonier, Inc. REIT	22,856
1,192	Sabra Health Care REIT, Inc.	24,710
1,419	Senior Housing Properties Trust REIT	25,060
399	Taubman Centers, Inc. REIT	21,781
803	Weingarten Realty Investors REIT	23,544
		632,638
Renewable Energy - 0.2%
467	EnerSys	37,318
Retail - 3.9%
1,117	Aaron's, Inc.	44,434
2,208	American Eagle Outfitters, Inc.	49,018
968	AutoNation, Inc. (a)	44,199
2,612	Bed Bath & Beyond, Inc.	47,434
1,077	Big Lots, Inc.	44,060
985	Brinker International, Inc.	43,074
450	Carter's, Inc.	49,055
275	Cracker Barrel Old Country Store, Inc.	43,095
1,373	Dick's Sporting Goods, Inc.	50,252
610	Dillard's, Inc., Class A	49,672
3,331	GameStop Corp., Class A	43,969
512	Jack in the Box, Inc.	41,303
375	MSC Industrial Direct Co., Inc.	34,436
731	Papa John's International, Inc.	37,537
2,642	Sally Beauty Holdings, Inc. (a)	40,000
868	The Cheesecake Factory, Inc.	44,971
2,416	The Michaels Cos., Inc. (a)	44,358
1,146	Urban Outfitters, Inc. (a)	47,605
947	Williams-Sonoma, Inc.	52,435
		850,907
Semiconductor - 0.3%
4,079	Cypress Semiconductor Corp.	67,140

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2018

Shares	Security Description	Value
Software - 0.3%
582	Take-Two Interactive Software, Inc. (a)	$65,231
Steel - 0.6%
1,160	Allegheny Technologies, Inc. (a)	33,083
576	Carpenter Technology Corp.	34,526
690	Steel Dynamics, Inc.	34,107
944	United States Steel Corp.	34,805
		136,521
Telecommunications - 0.7%
2,239	ARRIS International PLC (a)	56,602
930	Belden, Inc.	51,392
2,352	Ciena Corp. (a)	54,213
		162,207
Transportation - 7.4%
4,924	CH Robinson Worldwide, Inc.	428,388
3,335	Copa Holdings SA, Class A	369,518
445	Genesee & Wyoming, Inc., Class A (a)	34,759
1,664	JetBlue Airways Corp. (a)	31,433
831	Knight-Swift Transportation Holdings, Inc.	33,805
317	Landstar System, Inc.	35,948
1,048	Trinity Industries, Inc.	36,145
366	Wabtec Corp.	35,689
15,057	Werner Enterprises, Inc.	590,234
		1,595,919
Utilities - 1.2%
621	Aqua America, Inc.	21,549
253	Atmos Energy Corp.	22,570
385	Black Hills Corp.	22,392
671	Great Plains Energy, Inc.	22,774
631	Hawaiian Electric Industries, Inc.	21,662
426	National Fuel Gas Co.	22,425
530	New Jersey Resources Corp.	23,532
398	NorthWestern Corp.	21,683
668	OGE Energy Corp.	23,393
303	ONE Gas, Inc.	22,740
406	Westar Energy, Inc.	23,020
256	WGL Holdings, Inc.	22,579
		270,319
Wholesale Electronics - 0.6%
587	SYNNEX Corp.	62,703
779	Tech Data Corp. (a)	67,625
		130,328
Total Common Stock (Cost $19,490,602)		19,631,970

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 3.7%
U.S. Treasury Securities - 3.7%
$810,000	U.S. Treasury Bill (b)
	(Cost $806,564)	1.85%	08/23/18	806,538
Investments, at value - 94.4% (Cost $20,297,166)				$20,438,508
Other Assets & Liabilities, Net - 5.6%				1,203,347
Net Assets - 100.0%				$21,641,855

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2018

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.

At May 31, 2018, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
5	ASX SPI 200 Index Future	06/21/18	$561,579	$568,700	$6,934
9	Australian-U.S. Dollar Currency Future	06/18/18	679,997	681,030	(1,108)
1	Canadian Currency Future	06/19/18	77,754	77,215	(539)
23	EURO-BOBL Future	09/06/18	3,547,664	3,551,120	3,456
7	EURO-BUND Future	09/06/18	1,325,689	1,326,358	669
22	EURO-STOXX 50 Future	06/15/18	900,622	876,250	(20,256)
5	FTSE 100 Index Future	06/15/18	515,937	509,806	(1,651)
5	Long Gilt Future	09/26/18	812,274	820,608	14,420
1	NASDAQ 100 E-mini Future	06/15/18	136,534	139,540	3,006
1	Norwegian Krone Future	06/18/18	248,144	244,740	(3,404)
5	Russian Ruble Future	06/15/18	202,271	199,813	(2,458)
1	Silver Future	07/27/18	83,620	82,290	(1,330)
3	Swedish Krona Future	06/18/18	694,032	681,900	(12,132)
4	Swiss Franc Currency Future	06/18/18	505,279	508,200	2,921
(16)	Australian 3-year Bond Future	06/15/18	(1,360,075)	(1,345,390)	(4,585)
(12)	Brazilian Real Future	06/29/18	(327,496)	(319,860)	7,636
(4)	British Pound Currency Future	06/18/18	(331,734)	(332,475)	(741)
(5)	Canadian 10-year Bond Future	09/19/18	(517,992)	(524,217)	(12,042)
(3)	Chilean Peso Future	06/29/18	(237,648)	(238,035)	(387)
(9)	Euro FX Currency Future	06/18/18	(1,331,757)	(1,316,306)	15,450
(9)	Indian Rupee Currency Future	06/27/18	(657,593)	(665,370)	(7,746)
(3)	Japanese Yen Currency Future	06/18/18	(338,556)	(345,563)	(6,055)
(11)	Mexican Peso Future	06/18/18	(277,305)	(274,890)	2,415
(3)	New Zealand Currency Future	06/18/18	(206,448)	(210,090)	(3,642)
(2)	S&P 500 E-mini Future	06/15/18	(271,742)	(270,550)	1,192
(3)	South African Rand Currency Future	06/18/18	(118,863)	(117,675)	1,188
(7)	U.S. 10-year Note Future	09/19/18	(830,382)	(843,063)	(12,680)
(7)	U.S. 2-year Note Future	09/28/18	(1,479,605)	(1,485,641)	(6,035)
(12)	U.S. 5-year Note Future	09/28/18	(1,353,633)	(1,366,688)	(13,083)
			$650,567	$611,757	$(50,587)

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information  on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to  Financial Statements.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Aerospace & Defense	$100,011	$–	$–	$100,011
Auto & Truck	2,586,684	–	–	2,586,684
Banks	945,086	–	–	945,086
Building	228,076	–	–	228,076
Chemicals	286,603	–	–	286,603
Commercial Services	683,656	–	–	683,656
Communications	451,275	–	–	451,275
Computers	923,317	–	–	923,317
Construction Materials	54,168	–	–	54,168
Consumer Products	68,260	–	–	68,260
Consumer Services	484,328	–	–	484,328
Containers	182,066	–	–	182,066
Electronics	1,242,558	–	–	1,242,558
Financials	81,331	–	–	81,331
Food	510,201	–	–	510,201
Hardware	30,055	–	–	30,055

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2018

	Level 1	Level 2	Level 3	Total
Investments at Value
Hotels	$44,752	$–	$–	$44,752
Household	560,981	–	–	560,981
Insurance	394,206	–	–	394,206
Internet	368,156	–	–	368,156
Leisure	87,406	–	–	87,406
Machinery	551,298	–	–	551,298
Media	1,260,689	–	–	1,260,689
Medical	1,707,759	–	–	1,707,759
Metals	168,105	–	–	168,105
Oil & Gas	864,329	–	–	864,329
Paper & Paper Products	249,435	–	–	249,435
Pollution Control	547,690	–	–	547,690
Real Estate Development & Operations	20,961	–	–	20,961
REIT	632,638	–	–	632,638
Renewable Energy	37,318	–	–	37,318
Retail	850,907	–	–	850,907
Semiconductor	67,140	–	–	67,140
Software	65,231	–	–	65,231
Steel	136,521	–	–	136,521
Telecommunications	162,207	–	–	162,207
Transportation	1,595,919	–	–	1,595,919
Utilities	270,319	–	–	270,319
Wholesale Electronics	130,328	–	–	130,328
U.S. Government & Agency Obligations	–	806,538	–	806,538
Investments at Value	$19,631,970	$806,538	$–	$20,438,508
Other Financial Instruments*
Futures	59,287	–	–	59,287
Total Assets	$19,691,257	$806,538	$–	$20,497,795
Liabilities
Other Financial Instruments*
Futures	(109,874)	–	–	(109,874)
Total Liabilities	$(109,874)	$–	$–	$(109,874)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31,  2018.

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2018

ASSETS
Investments, at value (Cost $20,297,166)	$20,438,508
Cash	1,144,437
Deposits with broker	31,222
Foreign currency (Cost $28,517)	28,876
Receivables:
Dividends and interest	30,431
Prepaid expenses	10,976
Total Assets	21,684,450
LIABILITIES
Payables:
Investment securities purchased	9,958
Accrued Liabilities:
Investment adviser fees	15,075
Trustees’ fees and expenses	39
Fund services fees	8,060
Other expenses	9,463
Total Liabilities	42,595
NET ASSETS	$21,641,855
COMPONENTS OF NET ASSETS
Paid-in capital	$20,424,325
Accumulated net investment loss	(83,161)
Accumulated net realized gain	1,209,577
Net unrealized appreciation	91,114
NET ASSETS	$21,641,855
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	1,968,258

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $21,641,855)	$11.00

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2018

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $253)	$147,302
Interest income	10,015
Total Investment Income	157,317
EXPENSES
Investment adviser fees	129,728
Fund services fees	67,868
Custodian fees	3,786
Registration fees	7,141
Professional fees	7,158
Trustees' fees and expenses	1,435
Other expenses	24,274
Total Expenses	241,390
Fees waived and expenses reimbursed	(47,340)
Net Expenses	194,050
NET INVESTMENT LOSS	(36,733)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments	1,187,732
Foreign currency transactions	2,290
Futures	123,035
Net realized gain	1,313,057
Net change in unrealized appreciation (depreciation) on:
Investments	(1,758,403)
Foreign currency translations	(42)
Futures	(94,383)
Net change in unrealized appreciation (depreciation)	(1,852,828)
NET REALIZED AND UNREALIZED LOSS	(539,771)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(576,504)

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2018	For the Year Ended November 30, 2017
OPERATIONS
Net investment loss	$(36,733)	$(63,188)
Net realized gain	1,313,057	2,589,000
Net change in unrealized appreciation (depreciation)	(1,852,828)	(359,201)
Increase (Decrease) in Net Assets Resulting from Operations	(576,504)	2,166,611

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain:
Institutional Shares	(526,089)	(11,174)
Total Distributions to Shareholders	(526,089)	(11,174)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,225,177	2,991,622
Reinvestment of distributions:
Institutional Shares	526,089	11,174
Redemption of shares:
Institutional Shares	(3,736,079)	(790,020)
Increase (Decrease) in Net Assets from Capital Share Transactions	(984,813)	2,212,776
Increase (Decrease) in Net Assets	(2,087,406)	4,368,213

NET ASSETS
Beginning of Period	23,729,261	19,361,048
End of Period (Including line (a))	$21,641,855	$23,729,261
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	197,935	272,815
Reinvestment of distributions:
Institutional Shares	46,722	1,054
Redemption of shares:
Institutional Shares	(332,672)	(72,101)
Increase (Decrease) in Shares	(88,015)	201,768

(a) Accumulated net investment loss	$(83,161)	$(46,428)

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2018		For the Years Ended November 30,			December 30, 2013 (a)Through November 30, 2014
			2017	2016	2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$11.54		$10.44	$10.07	$10.68	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)		(0.03)	(0.02)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	(0.26)		1.14	0.39	(0.50)	0.68
Net income from contribution by affiliate	–		–	–	–	0.07
Total from Investment Operations	(0.28)		1.11	0.37	(0.54)	0.68
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.26)		(0.01)	0.00(c )	(0.07)	–
Total Distributions to Shareholders	(0.26)		(0.01)	0.00	(0.07)	–
NET ASSET VALUE, End of Period	$11.00		$11.54	$10.44	$10.07	$10.68
TOTAL RETURN	(2.51	)%(d)	10.60%	3.71%	(5.11)%	6.80	%(d)(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$21,642		$23,729	$19,361	$22,713	$19,492
Ratios to Average Net Assets: (f)
Net investment loss	(0.29	)%(g)	(0.29)%	(0.21)%	(0.41)%	(0.70	)%(g)
Net expenses (h)	1.65	%(g)	1.65%	1.63%	1.52%	1.47	%(g)
Gross expenses (i)	2.05	%(g)	2.24%	2.33%	2.26%	3.14	%(g)
PORTFOLIO TURNOVER RATE	64	%(d)	93%	108%	129%	157	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)
Calculation includes affiliate reimbursements and gains incurred on the contribution of capital. Excluding the effect of the net reimbursements from the Fund’s ending net asset value per share, total return for the period ending November 30, 2014 would have been 6.10%.

(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Net expenses include reimbursement of indirect fees by the Adviser, such as acquired fund fees and expenses.
(i)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2018

Note 1. Organization

The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 30, 2013. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of May 31, 2018, Investor Shares had not commenced operations. The Fund seeks long-term capital appreciation while preserving capital in declining markets.

Note 2. Summary of Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity

CVR DYNAMIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2018

securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of May 31, 2018, for the Fund’s investments is included in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income recorded on the ex-dividend date. Foreign dividend income recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV. As of May 31, 2018, the Fund did not hold any forward currency contracts.

Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of May 31, 2018, for the Fund, are disclosed in the Notes to Schedule of Investments.

Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not

CVR DYNAMIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2018

be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2018, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of May 31, 2018, the Fund had $894,437 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Note 4. Fees and Expenses

Investment Adviser – CVR Portfolio Funds LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.10% of the Fund’s average daily net assets.

The Adviser has employed a sub-adviser to manage a portion of the Fund’s assets. The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets managed by the sub-adviser, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 5. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.65% of Institutional Shares, through at least April 1, 2019. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended May 31, 2018, fees waived and expenses reimbursed were as follows:

CVR DYNAMIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2018

Investment Adviser Fees Waived	Acquired Fund Fees and Expenses Reimbursed by Adviser	Other Waivers	Total Fees Waived and Expenses Reimbursed
$29,176	$273	$17,891	$47,340

The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of May 31, 2018, $277,201 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.

Note 6. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended May 31, 2018, were $12,662,451 and $14,201,145, respectively.

Note 7. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended May 31, 2018, for any derivative type that was held during the year is as follows:

Futures Contracts	$19,500,308

The Fund’s use of derivatives during the period ended May 31, 2018, was limited to forward currency contracts and futures contracts.

Realized and unrealized gains and losses on derivatives contracts during the period ended May 31, 2018, by the Fund are recorded in the following locations on the Statement of Operations:

Location:	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Contracts	Total
Net realized gain (loss) on:
Futures	$(5,721)	$48,879	$52,686	$27,191	$123,035
Total net realized gain (loss)	$(5,721)	$48,879	$52,686	$27,191	$123,035
Net change in unrealized appreciation (depreciation) on:
Futures	$(5,523)	$(21,044)	$(34,258)	$(33,558)	$(94,383)
Total net change in unrealized appreciation (depreciation)	$(5,523)	$(21,044)	$(34,258)	$(33,558)	$(94,383)

Note 8. Federal Income Tax

As of May 31, 2018, cost of investments is substantially the same as for financial statement purposes and the components of net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,377,066
Gross Unrealized Depreciation	(1,235,724)
Net Unrealized Appreciation	$141,342

As of November 30, 2017, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Long-Term Gain	$461,758
Capital and Other Losses	(49,157)
Unrealized Appreciation	1,907,522
Total	$2,320,123

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, equity return of capital, and MTM on 1256 contracts.

CVR DYNAMIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2018

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

CVR DYNAMIC ALLOCATION FUND
ADDITIONAL INFORMATION
MAY 31, 2018

Investment Advisory Agreement Approval

At the December 7, 2017 Board meeting (the “December meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”) and the subadvisory agreement between the Adviser and ROW Asset Management (the “Subadviser”) (the “Subadvisory Agreement”). In preparation for the December meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and Subadviser to a letter circulated on the Board's behalf concerning the personnel, operations, financial condition, performance, compensation, and services provided to the Fund by the Adviser and Subadviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator, Atlantic Fund Services. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.

At the December meeting, the Board reviewed, among other matters, the topics discussed below.

Nature, Extent and Quality of Services

Based on written materials received and the presentation from personnel of the Adviser regarding the operations of the Adviser and Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by the Subadviser under the Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and Subadviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of the Adviser’s and Subadviser’s investment professionals; the quality of the Adviser’s and Subadviser’s services with respect to regulatory compliance; and the Adviser’s and Subadviser’s representations that each firm is in a stable financial condition to allow each firm to provide advisory services to the Fund. The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the agreement with the Subadviser. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and by the Subadviser under the Subadvisory Agreement.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, including the investment objective and strategy of the Fund and the Adviser’s discussion of the performance achieved by the Subadviser, the Board reviewed the performance of the Fund compared to its primary benchmark. The Board observed that the Fund outperformed its primary benchmark index, the HFRX Equity Hedge Index, for the one- and three-year periods ended September 30, 2017.

The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the Fund. The Board observed that the Fund outperformed the median of its Broadridge peer group for the one- and three-year periods ended September 30, 2017. The Board noted the Adviser’s representation that most of the Broadridge peers have lower exposure to equity securities in comparison with the Fund. At the request of the Adviser, the Board also reviewed the Fund’s performance compared to a group of funds identified by the Adviser and believed by the Adviser to represent a more meaningful comparison (“Comparable Funds”). The Board observed that, the Fund outperformed each of the Comparable Funds for the year ended September 30, 2017.

The Board also evaluated the Adviser's assessment of the Subadviser’s performance, noting that the Adviser had expressed satisfaction with the performance of the Subadviser and that the Adviser had recommended the continuance of the Subadvisory Agreement. The Board also considered the Adviser’s explanation that, standing alone, the Subadviser should not necessarily be expected to perform in line with broader market indices or benchmarks. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating the Fund’s assets to the Subadviser in a manner intended to best achieve the Fund’s investment objective. In view of the respective roles of the Adviser and Subadviser, the Board determined that it was appropriate to evaluate the individual performance achieved by the Subadviser as it contributed to the performance of the Fund as a whole. Based on the foregoing and other applicable considerations, the Board concluded that the Fund and its shareholders could benefit from the Adviser’s management under the Advisory Agreement and the Subadviser’s management under the Subadvisory Agreement.

CVR DYNAMIC ALLOCATION FUND
ADDITIONAL INFORMATION
MAY 31, 2018

Compensation

The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Broadridge peers. The Board noted that both the Adviser’s actual advisory fee and actual total expenses were less than the median of the Broadridge peers. The Board observed that the advisory fee and total expense ratio for the Fund were each higher than the average for the Comparable Funds. The Board recognized that the Adviser pays the Subadviser out of its advisory fee. In this regard, the Board observed that the Fund does not directly pay any subadvisory fees. The Board also recognized that the Adviser had contractually agreed and continued to contractually agree to waive fees or reimburse expenses to the extent necessary to keep the total expenses of the Fund at lower levels. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fees paid to the Adviser by the Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser’s fee that the Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadviser. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Adviser.

The Board did not consider information regarding the costs of services provided or profits realized by the Subadviser from its relationship with the Fund, noting instead the arms-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under the Subadvisory Agreement. Under these circumstances, the Board concluded that the Subadviser’s profitability was not a material factor in determining whether to approve the continuance of the Subadvisory Agreement.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund could benefit from economies of scale at higher asset levels, but that the Adviser had not identified economies of scale at current asset levels that would warrant proposing breakpoints in fees at this time. Based on the foregoing information and other applicable considerations, the Board concluded that economies of scale were not a factor in approving the continuation of the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a factor in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. In light of the fact that the Fund is a multi-manager Fund, however, for which the Adviser identifies a Subadviser whose strategy it seeks to combine to achieve the Fund’s investment objective, when considering the renewal of the Subadvisory Agreement, the Board gave significant weight to the Adviser’s recommendation that the Subadvisory Agreement be renewed and to the Adviser’s representation that the reappointment of the Subadviser would positively contribute to the Adviser’s successful execution of the Fund’s overall strategy. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement and Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and Subadvisory Agreement.

CVR DYNAMIC ALLOCATION FUND
ADDITIONAL INFORMATION
MAY 31, 2018

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 328-7691 and on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 328-7691 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 through May 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Shares
Actual	$1,000.00	$974.89	$8.12	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	$8.30	1.65%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

CVR DYNAMIC ALLOCATION FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
 (855) 328-7691 (toll free)

INVESTMENT ADVISER
CVR Portfolio Funds LLC
One Bromfield Street, Suite 5100
 Boston, MA 02108

TRANSFER AGENT
Atlantic Fund Services
 P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
 Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

219-SAR-0518

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSE-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	June 28, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	June 28, 2018